Inventories, Net (Tables)	6 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Work in progress	$478,565	$878,322
Finished goods	1,468,567	1,404,946
Raw materials	554,991	527,252
Less: impairment	573,844	355,043
Inventories, net	$1,928,279	$2,455,477

Schedule of Impairment Provided for Inventories

Impairment provided for the inventories was $306,964 and $62,892 for the six months ended March 31, 2026 and 2025, respectively.

	For the Six Months Ended March 31, 2026	For the Six Months Ended March 31, 2025
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$355,043	$251,642
Current period addition	306,964	62,892
Reduction	(102,739)	(89,761)
Foreign currency translation adjustment	14,576	(8,196)
Balance at the end of the period	$573,844	$216,577